Business Acquisition - Additional Information (Detail) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 14, 2012	Jul. 14, 2012	Dec. 29, 2012	Oct. 31, 2012	Jul. 14, 2012 Supermarkets [Member]	Jul. 13, 2013 Supermarkets [Member]	Jul. 13, 2013 Supermarkets [Member]	Dec. 29, 2012 Supermarkets [Member]
Business Acquisition (Additional Textual) [Abstract]
Cash consideration				$ 27,600,000
Transaction cost	400,000	700,000	1,300,000		1,300,000
Acquired supermarkets contributed net sales						27,600,000	54,400,000	22,300,000
Acquired supermarkets contributed operating income						$ 400,000	$ (1,000,000)	$ 500,000